Distribution Date:	01/18/24	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
2013-LC11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell	Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639YAL1	0.766400%	61,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639YAM9	1.854900%	79,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639YAN7	2.591700%	23,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639YAP2	2.694200%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639YAQ0	2.959900%	389,304,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46639YAR8	2.553900%	117,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639YAU1	3.216000%	106,926,000.00	32,704,439.11	552,000.25	87,647.90	0.00	0.00	639,648.15	32,152,438.86	89.95%	21.87%
B	46639YAV9	3.498600%	92,120,000.00	92,120,000.00	0.00	268,575.86	0.00	0.00	268,575.86	92,120,000.00	61.17%	14.87%
C	46639YAW7	3.958200%	47,705,000.00	47,705,000.00	0.00	157,354.94	0.00	0.00	157,354.94	47,705,000.00	46.26%	11.25%
D	46639YAX5	4.299237%	52,640,000.00	52,640,000.00	0.00	194,668.78	0.00	0.00	194,668.78	52,640,000.00	29.81%	7.25%
E	46639YAC1	3.250000%	24,676,000.00	24,676,000.00	0.00	211,852.76	0.00	0.00	211,852.76	24,676,000.00	22.10%	5.37%
F	46639YAE7	3.250000%	24,675,000.00	24,675,000.00	0.00	0.00	0.00	0.00	0.00	24,675,000.00	14.39%	3.50%
NR	46639YAG2	3.250000%	46,059,830.24	46,053,163.75	0.00	0.00	0.00	0.00	0.00	46,053,163.75	0.00%	0.00%
AN	46639YAY3	7.625000%	16,984,009.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PF	46639YBA4	11.990000%	1,998,199.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639YAJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,334,988,038.24	320,573,602.86	552,000.25	920,100.24	0.00	0.00	1,472,100.49	320,021,602.61

X-A	46639YAS6	1.083237%	1,028,130,000.00	32,704,439.11	0.00	29,522.23	0.00	0.00	29,522.23	32,152,438.86
X-B	46639YAT4	0.643833%	139,825,000.00	139,825,000.00	0.00	75,019.93	0.00	0.00	75,019.93	139,825,000.00
X-C	46639YAA5	1.049237%	95,410,830.24	95,404,163.75	0.00	83,418.02	0.00	0.00	83,418.02	95,404,163.75
Notional SubTotal			1,263,365,830.24	267,933,602.86	0.00	187,960.18	0.00	0.00	187,960.18	267,381,602.61

Deal Distribution Total					552,000.25	1,108,060.42	0.00	0.00	1,660,060.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639YAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639YAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639YAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639YAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639YAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46639YAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639YAU1	305.86049333	5.16245113	0.81970615	0.00000000	0.00000000	0.00000000	0.00000000	5.98215729	300.69804220
B	46639YAV9	1,000.00000000	0.00000000	2.91550000	0.00000000	0.00000000	0.00000000	0.00000000	2.91550000	1,000.00000000
C	46639YAW7	1,000.00000000	0.00000000	3.29849995	0.00000000	0.00000000	0.00000000	0.00000000	3.29849995	1,000.00000000
D	46639YAX5	1,000.00000000	0.00000000	3.69811512	(0.11541717)	0.00000000	0.00000000	0.00000000	3.69811512	1,000.00000000
E	46639YAC1	1,000.00000000	0.00000000	8.58537688	(5.87704328)	6.42317799	0.00000000	0.00000000	8.58537688	1,000.00000000
F	46639YAE7	1,000.00000000	0.00000000	0.00000000	2.70833354	20.17993273	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46639YAG2	999.85526456	0.00000000	0.00000000	2.70794137	54.45185636	0.00000000	0.00000000	0.00000000	999.85526456
AN	46639YAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PF	46639YBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639YAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639YAS6	31.80963410	0.00000000	0.02871449	0.00000000	0.00000000	0.00000000	0.00000000	0.02871449	31.27273677
X-B	46639YAT4	1,000.00000000	0.00000000	0.53652730	0.00000000	0.00000000	0.00000000	0.00000000	0.53652730	1,000.00000000
X-C	46639YAA5	999.93012858	0.00000000	0.87430347	0.00000000	0.00000000	0.00000000	0.00000000	0.87430347	999.93012858

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/23 - 12/30/23	30	0.00	29,522.23	0.00	29,522.23	0.00	0.00	0.00	29,522.23	0.00
X-B	12/01/23 - 12/30/23	30	0.00	75,019.93	0.00	75,019.93	0.00	0.00	0.00	75,019.93	0.00
X-C	12/01/23 - 12/30/23	30	0.00	83,418.02	0.00	83,418.02	0.00	0.00	0.00	83,418.02	0.00
A-S	12/01/23 - 12/30/23	30	0.00	87,647.90	0.00	87,647.90	0.00	0.00	0.00	87,647.90	0.00
B	12/01/23 - 12/30/23	30	0.00	268,575.86	0.00	268,575.86	0.00	0.00	0.00	268,575.86	0.00
C	12/01/23 - 12/30/23	30	0.00	157,354.94	0.00	157,354.94	0.00	0.00	0.00	157,354.94	0.00
D	12/01/23 - 12/30/23	30	6,075.56	188,593.22	0.00	188,593.22	(6,075.56)	0.00	0.00	194,668.78	0.00
E	12/01/23 - 12/30/23	30	303,520.26	66,830.83	0.00	66,830.83	(145,021.92)	0.00	0.00	211,852.76	158,498.34
F	12/01/23 - 12/30/23	30	431,111.71	66,828.13	0.00	66,828.13	66,828.13	0.00	0.00	0.00	497,939.84
NR	12/01/23 - 12/30/23	30	2,383,315.94	124,727.32	0.00	124,727.32	124,727.32	0.00	0.00	0.00	2,508,043.26
AN	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PF	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,124,023.47	1,148,518.38	0.00	1,148,518.38	40,457.97	0.00	0.00	1,108,060.42	3,164,481.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	1,660,060.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,151,974.00	Master Servicing Fee	1,923.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,048.99
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	483.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,151,974.00	Total Fees	3,455.65

Principal		Expenses/Reimbursements
Scheduled Principal	552,000.25	Reimbursement for Interest on Advances	43,876.02
Unscheduled Principal Collections		ASER Amount	(62,665.85)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	54,478.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,769.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	552,000.25	Total Expenses/Reimbursements	40,457.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,108,060.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	552,000.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,660,060.67
Total Funds Collected	1,703,974.25	Total Funds Distributed	1,703,974.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	320,573,602.86	320,573,602.86	Beginning Certificate Balance	320,573,602.86
(-) Scheduled Principal Collections	552,000.25	552,000.25	(-) Principal Distributions	552,000.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	320,021,602.61	320,021,602.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	324,963,204.62	324,963,204.62	Ending Certificate Balance	320,021,602.61
Ending Actual Collateral Balance	324,123,376.74	324,123,376.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	0	0.00	0.00%	0	0.0000	0.000000
$10,000,000 to $19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	3	155,715,802.99	48.66%	(9)	4.1276	1.345895
$20,000,000 to $29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	67,511,355.72	21.10%	(11)	4.1690	1.428720
$30,000,000 to $49,999,999	1	31,487,330.91	9.84%	(9)	3.9225	1.400000	1.51 to 1.60	1	96,794,443.90	30.25%	(8)	4.2492	1.525650
$50,000,000 to $69,999,999	2	117,954,770.68	36.86%	(10)	4.3640	1.395055	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$70,000,000 to $99,999,999	2	170,579,501.02	53.30%	(9)	4.0873	1.436695	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737	2.26 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	96,794,443.90	30.25%	(8)	4.2492	1.525650
							Multi-Family	3	67,511,355.72	21.10%	(11)	4.1690	1.428720
Louisiana	1	73,785,057.12	23.06%	(10)	3.8750	1.320000
							Office	3	178,725,189.77	55.85%	(8)	4.2977	1.453938
Michigan	3	67,511,355.72	21.10%	(11)	4.1690	1.428720
							Retail	1	73,785,057.12	23.06%	(10)	3.8750	1.320000
Virginia	2	81,930,745.87	25.60%	(9)	4.3550	1.369216
							Totals	7	320,021,602.61	100.00%	(9)	4.1731	1.417737
Totals	7	320,021,602.61	100.00%	(9)	4.1731	1.417737

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	2	105,272,388.03	32.90%	(10)	3.8892	1.343928	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	2	164,305,799.62	51.34%	(9)	4.2162	1.485823	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	1	50,443,414.96	15.76%	(9)	4.6250	1.350000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
	4.95001% to 5.15000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
	5.15001% to 5.35000%	0	0.00	0.00%	0	0.0000	0.000000
	5.35001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	320,021,602.61	100.00%	(9)	4.1731	1.417737	Interest Only	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	330 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737	Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		2	164,305,799.62	51.34%	(9)	4.2162	1.485823	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	3	155,715,802.99	48.66%	(9)	4.1276	1.345895	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	320,021,602.61	100.00%	(9)	4.1731	1.417737
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30304910	OF	Denver	CO	Actual/360	4.249%	354,930.56	207,792.00	0.00	N/A	05/01/23	--	97,002,235.90	96,794,443.90	06/01/22
3	30304911	RT	Monroe	LA	Actual/360	3.875%	246,795.06	176,418.32	0.00	N/A	03/01/23	--	73,961,475.44	73,785,057.12	01/01/24
4	30304912	MF	East Lansing	MI	Actual/360	4.169%	242,363.89	0.00	0.00	N/A	02/01/23	06/30/25	67,511,355.72	67,511,355.72	01/01/24
7	30304915	OF	Herndon	VA	Actual/360	4.625%	201,324.68	107,159.03	0.00	N/A	04/01/23	--	50,550,573.99	50,443,414.96	12/01/23
13	30304921	OF	Tysons Corner	VA	Actual/360	3.922%	106,559.81	60,630.90	0.00	N/A	04/01/23	--	31,547,961.81	31,487,330.91	12/01/23
Totals							1,151,974.00	552,000.25	0.00				320,573,602.86	320,021,602.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	0.00	0.00	--	--	08/11/23	33,681,695.28	1,273,119.59	438,745.23	9,410,652.84	830,579.59	0.00
3	7,323,862.72	0.00	--	--	07/11/23	36,776,923.67	0.00	0.00	0.00	0.00	0.00
4	2,910,392.55	0.00	--	--	08/11/23	12,497,256.43	0.00	0.00	0.00	0.00	0.00
7	5,504,797.72	0.00	--	--	09/11/23	12,746,966.89	50,711.68	257,554.38	257,554.38	0.00	0.00
13	3,189,726.28	0.00	--	--	09/11/23	14,619,581.38	49,065.95	117,445.60	117,445.60	0.00	0.00
Totals	18,928,779.27	0.00				110,322,423.65	1,372,897.22	813,745.21	9,785,652.82	830,579.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	0	0.00	2	105,272,388.03	2	147,237,858.86	0	0.00	0	0.00	0	0.00	4.173082%	4.158596%	(9)
12/15/23	0	0.00	0	0.00	0	0.00	3	156,060,011.24	1	97,002,235.90	0	0.00	0	0.00	0	0.00	4.173071%	4.158584%	(8)
11/17/23	0	0.00	0	0.00	0	0.00	3	156,420,873.80	1	97,220,703.69	0	0.00	0	0.00	0	0.00	4.173061%	4.158574%	(7)
10/17/23	0	0.00	0	0.00	0	0.00	3	156,762,590.83	1	97,426,941.70	1	67,511,355.72	0	0.00	0	0.00	4.173050%	4.158562%	(6)
09/15/23	0	0.00	0	0.00	0	0.00	1	74,503,112.20	1	97,643,910.93	0	0.00	1	3,600,000.00	1	13,700,935.45	4.173045%	4.158552%	(5)
08/17/23	0	0.00	0	0.00	0	0.00	1	74,677,142.48	1	97,848,606.07	0	0.00	0	0.00	0	0.00	4.180625%	4.166334%	(4)
07/17/23	0	0.00	0	0.00	0	0.00	1	74,850,593.98	1	98,052,554.96	0	0.00	0	0.00	0	0.00	4.180609%	4.166319%	(3)
06/16/23	0	0.00	0	0.00	0	0.00	1	75,031,518.08	1	98,267,316.73	0	0.00	0	0.00	0	0.00	4.180596%	4.166307%	(2)
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	98,469,739.15	0	0.00	0	0.00	0	0.00	4.180689%	4.166444%	(1)
04/17/23	0	0.00	0	0.00	1	98,683,028.90	0	0.00	1	98,683,028.90	0	0.00	0	0.00	1	22,260,497.15	4.150588%	4.137605%	0
03/17/23	0	0.00	0	0.00	1	98,883,935.78	0	0.00	1	98,883,935.78	0	0.00	0	0.00	1	5,432,783.68	4.293670%	4.277744%	1
02/17/23	0	0.00	0	0.00	1	99,119,079.95	0	0.00	1	99,119,079.95	0	0.00	0	0.00	0	0.00	4.301295%	4.282492%	2
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304910	06/01/22	18	5	438,745.23	9,410,652.84	1,733,702.73	100,728,428.10	07/01/20	7			07/07/22
7	30304915	12/01/23	0	5	257,554.38	257,554.38	155,508.21	50,550,573.99	03/06/23	7			01/09/24
13	30304921	12/01/23	0	5	117,445.60	117,445.60	97,091.16	31,547,961.81	12/07/22	10		09/01/23
Totals					813,745.21	9,785,652.82	1,986,302.10	182,826,963.90
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		252,510,247	0	0		252,510,247
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		67,511,356	67,511,356	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	320,021,603	172,783,744	0	0	0	147,237,859
Dec-23	320,573,603	141,472,831	0	0	31,547,962	147,552,810
Nov-23	321,152,933	141,656,617	0	0	31,611,821	147,884,495
Oct-23	321,700,888	141,831,838	0	0	31,672,033	148,197,018
Sep-23	321,932,172	50,882,450	0	0	98,902,699	172,147,023
Aug-23	339,962,351	64,688,803	0	0	102,747,799	172,525,749
Jul-23	340,687,258	64,817,875	0	0	102,966,234	172,903,149
Jun-23	341,449,078	13,750,650	0	0	154,399,592	173,298,835
May-23	346,158,837	13,774,537	0	0	233,914,561	98,469,739
Apr-23	411,921,611	78,798,070	0	0	234,440,512	98,683,029
Mar-23	508,225,113	258,023,349	0	0	151,317,828	98,883,936
Feb-23	663,055,574	563,936,494	0	0	0	99,119,080
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304910	96,794,443.90	100,728,428.10	82,300,000.00	12/06/22	11,462,066.94	1.52565	--	05/01/23	I/O
3	30304911	73,785,057.12	73,785,057.12	43,000,000.00	03/27/23	6,694,059.72	1.32000	12/31/22	03/01/23	I/O
7	30304915	50,443,414.96	50,550,573.99	50,000,000.00	05/08/23	5,011,519.72	1.35000	12/31/22	04/01/23	I/O
13	30304921	31,487,330.91	31,547,961.81	18,300,000.00	06/07/23	2,814,238.28	1.40000	06/30/22	04/01/23	I/O
Totals		252,510,246.89	256,612,021.02	193,600,000.00		25,981,884.66

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	30304910	OF	CO	07/01/20	7

1/11/2024 - 7/7/2022 REO Title acquisition. JLL (the receiver prior to the foreclosure) manages and leases the property for the Trust. Multiple renewals have been completed. New leasing has been limited by significant competition for few new or relocation leases in the market. Overall occupancy is 32% (Tower I is 53% and Tower II is 12%). Property cash flow covers operations excluding $3.4MM of annual property taxes. Several years of tax appeals are underway. Critical capital needs are addressed a s needed. The property was marketed for sale by Newmark, with no acceptable offers received. A leasing plan is under review. An appraisal is underway.

3	30304911	RT	LA	02/17/23	10

1/11/2024 - Loan transferred to special servicing 17 FEB 2023 due to 1 MAR 2023 imminent maturity default. Borrower wishes to transfer ownership of property to lender. An updated appraisal has been received together with all other 3rd party reports. Borrower provided a substantial amount of requested operating and lease information. Occupancy as of 30 NOV 2023 reported to be 87.9% and DSCR remains greater than 1.0x. A Keeper was appointed 19 OCT 2023 and deed in lieu documents are in negotiations. Loan is cash managed, and payments remain current.

7	30304915	OF	VA	03/06/23	7

1/11/2024 - Loan transferred due to imminent maturity default 4/1/2023. Borrower states it has been unable to sell or refinance property. Noteholder engaged legal counsel and a notice of default was sent to the obligors. Cash management is in place. Borrower requested an extension but would not agree to new capital. Borrower has proposed an agreed foreclosure. Due diligence completed. Occupancy 9/30/23 was 75%. Foreclosure sale was completed 12/19/23 and the Trust was the successful bidder. The deed will be recorded in January.

13	30304921	OF	VA	12/07/22	10

1/11/2024 - This asset was transferred to the special servicer in December 2022. The loan has matured and is in default. A pre-negotiation agreement was executed. Special servicer is pursuing title to the property via a deed in lieu of foreclosure. Third party reports have been received and documentation is being negotiated. If documents are agreed upon, title transfer is anticipated within 60 days.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304912	75,168,029.83	4.16900%	75,168,029.83 4.16900%		8	05/07/21	12/31/20	05/21/21
4	30304912	0.00	4.16900%	0.00	4.16900%	8	07/01/23	07/01/23	09/14/23
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30304954 08/17/18	4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49	0.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.00	0.00	3,943.70	0.00	(3,943.70)	0.00	0.00	(3,943.70)
46	30304954	10/19/20	0.00	0.00	6,666.49	0.00	0.00	3,943.70	0.00	0.00	6,666.49
		12/17/19	0.00	0.00	2,722.79	0.00	0.00	1,358.50	0.00	0.00
		11/18/19	0.00	0.00	1,364.29	0.00	0.00	720.66	0.00	0.00
		08/16/19	0.00	0.00	643.63	0.00	0.00	602.79	0.00	0.00
		08/17/18	0.00	0.00	40.84	0.00	0.00	40.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,666.49	3,943.70	0.00	2,722.79	0.00	0.00	2,722.79

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	20,882.43	0.00	0.00	123,096.09	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	15,922.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	4,769.10	(43,365.48)	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	10,882.42	0.00	0.00	1,635.86	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,791.58	0.00	0.00	(144,032.32)	0.00	0.00	43,876.02	0.00	0.00	0.00
Total	0.00	0.00	54,478.69	0.00	4,769.10	(62,665.85)	0.00	0.00	43,876.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		40,457.96

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25